Income Tax - Schedule of income tax provision (Detail) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Federal
Current				$ 0	$ 0	$ 0
Deferred				(175,000)
State
Current				411,000	80,000	83,000
Deferred				(843,000)
Change in valuation allowance				(4,600,000)	(10,000,000)
Income tax provision	$ (1,039,000)	$ (167,000)		1,062,000	$ 614,000	$ 1,930,000
Apex Technology Acquisition Corp [Member]
Federal
Current			$ 317,902	281,381
Deferred			(61,973)	(1,115,020)
State
Current				129,934
Deferred				(391,209)
Change in valuation allowance			61,973	1,506,229
Income tax provision		$ 392,446	$ 317,902	$ 411,315